EXPLANATORY NOTE

The sole purpose of this filing is to file the revised Principal Risk Section and Investment Risk Section subsection Option Strategies Risk information for the Muirfield Fund, Spectrum Fund, Global Allocation Fund, Balanced Fund, Moderate Allocation Fund, Conservative Allocation Fund, and Dynamic Allocation Fund, as electronically filed with the SEC pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 11,2020. (SEC Accession No. 0001398344-20-002665), in interactive data format.